Cover	Mar. 10, 2025
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 10, 2025
Entity File Number	001-36856
Entity Registrant Name	Hepion Pharmaceuticals, Inc.
Entity Central Index Key	0001583771
Entity Tax Identification Number	46-2783806
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	55 Madison Ave
Entity Address, Address Line Two	Suite 400- PMB# 4362
Entity Address, City or Town	Morristown
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07960
City Area Code	(732)
Local Phone Number	902-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	HEPA
Security Exchange Name	NASDAQ
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	399 Thornall Street
Entity Address, Address Line Two	First Floor
Entity Address, City or Town	Edison
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08837